Earnings per share (Tables)	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Summary of Earnings Per Share

	For the year ended

(Millions of Canadian dollars, except share and per share amounts)	October 31 2024	October 31 2023 (Restated – Note 2)
Basic earnings per share
Net income	$16,240	$14,612
Dividends on preferred shares and distributions on other equity instruments	(322)	(236)
Net income attributable to non-controlling interests	(10)	(7)
Net income available to common shareholders	$15,908	$14,369
Weighted average number of common shares (in thousands)	1,411,903	1,391,020
Basic earnings per share (in dollars)	$11.27	$10.33
Diluted earnings per share
Net income available to common shareholders	$15,908	$14,369
Weighted average number of common shares (in thousands)	1,411,903	1,391,020
Stock options (1)	1,833	1,483
Issuable under other share-based compensation plans	19	26
Average number of diluted common shares (in thousands)	1,413,755	1,392,529
Diluted earnings per share (in dollars)	$11.25	$10.32

(1)	The dilutive effect of stock options was calculated using the treasury stock method. When the exercise price of options outstanding is greater than the average market price of our common shares, the options are excluded from the calculation of diluted earnings per share. For the year ended October 31, 2024, no outstanding options were excluded from the calculation of diluted earnings per share. For the year ended October 31,
2023
, an average of 2,119,045 outstanding options with an average exercise price of $130.73 were excluded from the calculation of diluted earnings per share.